Commitments	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Commitments	Commitments
The Company has various lease commitments included in lease liabilities (note 11). In addition, the Company has commitments for variable lease payments, short-term leases, and leases of low-value assets. These commitments as at December 31, 2024, are as follows:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $
Variable lease payments and other	293.9	55.9	92.2	145.8
Leases not commenced but committed	8.7	0.9	2.7	5.1
Software financing not commenced but committed	9.9	2.2	4.4	3.3
	312.5	59.0	99.3	154.2

Future minimum payments receivable under non-cancelable sublease agreements as at December 31, 2024 are $46.0 (2023 - $41.4) and are due over the next 9 years, of which $21.5 (2023 - $18.8) relates to sublease receivables included in other assets (note 14).